LONG-TERM PREPAYMENTS AND OTHER NON-CURRENT ASSETS (Details) (Parenthetical)	12 Months Ended
	Feb. 28, 2018 USD ($)	Feb. 28, 2017 USD ($)	Feb. 29, 2016 USD ($)	Feb. 28, 2018 CNY (¥)
Long Term Prepayments Disclosures [Line Items]
Loans and Leases Receivable, Net Amount	$ 17,591,858			¥ 120,794,490
Interest Receivable, Noncurrent	$ 1,786,645	$ 435,152
Long Term Loan Receivable, Interest Percentage Rate	7.98%			7.98%
Asset Impairment Charges, Total	$ 260,244	$ 0	$ 317,523